Significant Accounting Policies (Details5)	12 Months Ended
Dec. 31, 2019
Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Production Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Gaming Truck [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	14 years